Income Taxes (Tables)	12 Months Ended
May 31, 2019
Income Tax Disclosure [Abstract]
Income before Income Taxes

Income before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated.

Year Ended May 31,	2019	2018	2017
(In thousands)
United States	$215,201	$228,976	$133,356
Foreign	124,644	188,072	110,977
Income Before Income Taxes	$339,845	$417,048	$244,333

Provision (Benefit) for Income Tax

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2019	2018	2017
(In thousands)
Current:
U.S. federal	$20,388	$27,206	$3,024
State and local	8,623	8,617	5,115
Foreign	37,713	52,658	27,474
Total Current	66,724	88,481	35,613
Deferred:
U.S. federal	15,298	(8,054)	15,553
State and local	1,414	4,832	1,928
Foreign	(11,278)	(7,468)	6,568
Total Deferred	5,434	(10,690)	24,049
Provision for Income Taxes	$72,158	$77,791	$59,662

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of May 31, 2019 and 2018 were as follows:

	2019	2018
(In thousands)
Deferred income tax assets related to:
Inventories	$8,970	$12,491
Allowance for losses	7,524	5,349
Accrued compensation and benefits	14,364	14,812
Accrued other expenses	17,036	14,427
Other long-term liabilities	15,947	15,921
Credit and net operating and capital loss carryforwards	63,395	52,687
Net unrealized loss on securities	12,391	10,236
Pension and other postretirement benefits	42,991	39,863
Total Deferred Income Tax Assets	182,618	165,786
Less: valuation allowances	(55,274)	(51,540)
Net Deferred Income Tax Assets	127,344	114,246
Deferred income tax (liabilities) related to:
Depreciation	(72,387)	(62,202)
Amortization of intangibles	(116,097)	(114,284)
Unremitted foreign earnings	(18,795)	(19,886)
Total Deferred Income Tax (Liabilities)	(207,279)	(196,372)
Deferred Income Tax Assets (Liabilities), Net	$(79,935)	$(82,126)

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2019	2018	2017
(In thousands, except percentages)
Income tax expense at the U.S. statutory federal income tax rate	$71,367	$121,812	$85,517
Impact of foreign operations	(1,571)	(16,276)	(20,156)
State and local income taxes, net	7,224	9,520	4,734
Impact of global intangible low-taxed income	5,772
Domestic manufacturing deduction	-	(4,839)	(2,537)
Nondeductible business expense	2,259	2,473	2,394
Valuation allowance	7,021	(5,235)	933
Deferred tax liability for unremitted foreign earnings	-	(77,970)	(621)
Changes in unrecognized tax benefits	(8,480)
Other	1,195	737	1,476
Equity-based compensation	(4,496)	(4,652)	(12,078)
Transition tax liability	(1,868)	67,899	-
Remeasurement of U.S. deferred income taxes	(6,265)	(15,678)	-
Provision for Income Tax Expense	$72,158	$77,791	$59,662
Effective Income Tax Rate	21.2%	18.7%	24.4%

Activity Related to Unrecognized Tax Benefits

Uncertain income tax positions are accounted for in accordance with ASC 740.  The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2019	2018	2017
Balance at June 1	$14.1	$13.2	$13.7
Additions based on tax positions related to current year	0.1	5.1	0.2
Additions for tax positions of prior years	2.0	-	2.9
Reductions for tax positions of prior years	(7.9)	(4.5)	(3.2)
Foreign currency translation	(0.2)	0.3	(0.4)
Balance at May 31	$8.1	$14.1	$13.2